Intangible assets -Schedule of Intangible Assets (Details) - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	SFr 57,464	SFr 54,667
Additions	3,634	6,100
Depreciation	(4,124)	(2,836)
Currency Translation	1	4
Intangible assets and goodwill at end of the period	56,975	57,935
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	76,014	64,411
Intangible assets and goodwill at end of the period	79,651	70,515
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(18,550)	(9,744)
Intangible assets and goodwill at end of the period	(22,675)	(12,580)
Patents and other rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	41,862	44,722
Additions	198	370
Depreciation	(2,012)	(1,922)
Currency Translation	1	1
Intangible assets and goodwill at end of the period	40,049	43,171
Patents and other rights | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	52,787	51,771
Intangible assets and goodwill at end of the period	52,987	52,142
Patents and other rights | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(10,925)	(7,049)
Intangible assets and goodwill at end of the period	(12,938)	(8,971)
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	13,811	8,155
Additions	3,436	5,730
Depreciation	(2,112)	(914)
Currency Translation	0	2
Intangible assets and goodwill at end of the period	15,135	12,973
Software | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	21,436	10,850
Intangible assets and goodwill at end of the period	24,873	16,582
Software | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(7,625)	(2,695)
Intangible assets and goodwill at end of the period	(9,738)	(3,609)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1,791	1,791
Additions	0	0
Depreciation	0	0
Currency Translation	0	0
Intangible assets and goodwill at end of the period	1,791	1,791
Goodwill | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1,791	1,791
Intangible assets and goodwill at end of the period	1,791	1,791
Goodwill | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	0	0
Intangible assets and goodwill at end of the period	SFr 0	SFr 0